Deposits by Banks (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

		Group
	2023	2022
	£m	£m
Items in the course of transmission	732	701
Deposits held as collateral	860	1,741
Other deposits(1)	18,737	26,082
Amounts due to Santander UK subsidiaries	3	1
	20,332	28,525
(1)Includes drawdown from the TFSME of £17.0bn (2022: £25.0bn